Investments (Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value	¥ 30,473
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Cost	1,222
Fair value	1,222
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	1,222
Fair value	1,222
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Cost	12,032	¥ 19,431
Gross unrealized holding gains	11,796	23,628
Gross unrealized holding losses	1,692	31
Fair value	22,136	43,028
Available for sale Securities Non Current | Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	305	277
Gross unrealized holding losses	16	8
Fair value	289	269
Available for sale Securities Non Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	640	43
Gross unrealized holding gains	182	188
Gross unrealized holding losses		2
Fair value	822	229
Available for sale Securities Non Current | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	122	85
Gross unrealized holding gains	2	1
Fair value	124	86
Available for sale Securities Non Current | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	10,965	19,026
Gross unrealized holding gains	11,612	23,439
Gross unrealized holding losses	1,676	21
Fair value	¥ 20,901	¥ 42,444